Schedule of Investments (unaudited)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
AAR Corp.(a)	1,903	$ 109,917
AeroVironment, Inc.(a)	1,463	149,636
Kaman Corp.	1,626	39,560
National Presto Industries, Inc.	300	21,960
Triumph Group, Inc.(a)	3,751	46,400
		367,473
Air Freight & Logistics — 0.6%
Forward Air Corp.	1,499	159,059
Hub Group, Inc., Class A(a)	1,891	151,885
		310,944
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	6,753	55,848
Dorman Products, Inc.(a)	1,634	128,808
Gentherm, Inc.(a)	1,912	108,047
LCI Industries	1,464	184,991
Patrick Industries, Inc.	1,230	98,400
Standard Motor Products, Inc.	1,089	40,859
XPEL, Inc.(a)(b)	1,132	95,337
		712,290
Automobiles — 0.2%
Winnebago Industries, Inc.	1,764	117,641
Banks — 7.2%
Ameris Bancorp	3,505	119,906
Axos Financial, Inc.(a)	3,037	119,779
Banc of California, Inc.	2,601	30,120
BancFirst Corp.	1,007	92,644
Bancorp, Inc.(a)	2,385	77,870
BankUnited, Inc.	3,179	68,508
Banner Corp.	1,795	78,388
Berkshire Hills Bancorp, Inc.	1,691	35,054
Brookline Bancorp, Inc.	4,492	39,260
Capitol Federal Financial, Inc.	6,161	38,013
Central Pacific Financial Corp.	540	8,483
City Holding Co.	753	67,763
Community Bank System, Inc.	2,701	126,623
Customers Bancorp, Inc.(a)	1,411	42,697
CVB Financial Corp.	7,048	93,597
Dime Community Bancshares, Inc.	1,881	33,162
Eagle Bancorp, Inc.	1,360	28,778
FB Financial Corp.	2,025	56,801
First BanCorp/Puerto Rico	6,375	77,903
First Bancorp/Southern Pines NC	2,169	64,528
First Commonwealth Financial Corp.	5,073	64,173
First Financial Bancorp	5,019	102,588
First Hawaiian, Inc.	7,363	132,608
Hanmi Financial Corp.	1,354	20,215
Heritage Financial Corp.	1,615	26,115
Hilltop Holdings, Inc.	2,681	84,344
Hope Bancorp, Inc.	6,122	51,547
Independent Bank Corp.	1,185	52,744
Independent Bank Group, Inc.	2,049	70,752
Lakeland Financial Corp.	1,361	66,036
National Bank Holdings Corp., Class A	1,923	55,844
NBT Bancorp, Inc.	1,962	62,490
Northfield Bancorp, Inc.	1,784	19,588
Northwest Bancshares, Inc.	6,514	69,048
OFG Bancorp	2,366	61,705
Pacific Premier Bancorp, Inc.	4,659	96,348
PacWest Bancorp(b)	6,812	55,518
Security	Shares	Value
Banks (continued)
Park National Corp.	832	$ 85,130
Pathward Financial, Inc.	1,124	52,109
Preferred Bank	107	5,884
Provident Financial Services, Inc.	3,829	62,566
Renasant Corp.	2,692	70,342
S&T Bancorp, Inc.	1,959	53,265
Seacoast Banking Corp. of Florida	4,316	95,384
ServisFirst Bancshares, Inc.	2,819	115,354
Simmons First National Corp., Class A	3,595	62,014
Southside Bancshares, Inc.	1,296	33,903
Stellar Bancorp, Inc.	2,614	59,835
Tompkins Financial Corp.	729	40,605
Triumph Financial, Inc.(a)	1,114	67,642
TrustCo Bank Corp.	915	26,178
Trustmark Corp.	2,873	60,678
United Community Banks, Inc.	6,011	150,215
Veritex Holdings, Inc.	2,609	46,779
Westamerica BanCorp	1,367	52,356
WSFS Financial Corp.	2,739	103,315
		3,635,094
Beverages — 0.3%
MGP Ingredients, Inc.	890	94,589
National Beverage Corp.(a)	1,357	65,611
		160,200
Biotechnology — 2.3%
Anika Therapeutics, Inc.(a)	851	22,109
Arcus Biosciences, Inc.(a)	3,038	61,702
Avid Bioservices, Inc.(a)	3,608	50,404
Catalyst Pharmaceuticals, Inc.(a)	5,664	76,124
Coherus Biosciences, Inc.(a)	3,846	16,422
Cytokinetics, Inc.(a)	5,533	180,487
Dynavax Technologies Corp.(a)	6,896	89,096
Emergent BioSolutions, Inc.(a)	2,590	19,037
Enanta Pharmaceuticals, Inc.(a)	1,141	24,417
Ironwood Pharmaceuticals, Inc., Class A(a)	7,847	83,492
iTeos Therapeutics, Inc.(a)	1,423	18,841
Myriad Genetics, Inc.(a)	4,706	109,085
REGENXBIO, Inc.(a)	2,182	43,618
uniQure NV(a)(b)	2,416	27,687
Vanda Pharmaceuticals, Inc.(a)	3,309	21,806
Vericel Corp.(a)	2,746	103,167
Vir Biotechnology, Inc.(a)	4,407	108,104
Xencor, Inc.(a)	3,485	87,021
		1,142,619
Building Products — 1.9%
AAON, Inc.	2,479	235,034
American Woodmark Corp.(a)	967	73,850
Apogee Enterprises, Inc.	1,285	60,999
AZZ, Inc.	1,438	62,495
Gibraltar Industries, Inc.(a)	1,756	110,488
Griffon Corp.	2,739	110,382
Insteel Industries, Inc.	1,123	34,948
PGT Innovations, Inc.(a)	3,389	98,789
Quanex Building Products Corp.	1,918	51,498
Resideo Technologies, Inc.(a)	8,490	149,933
		988,416
Capital Markets — 1.0%
Avantax, Inc.(a)	2,227	49,840
B Riley Financial, Inc.	909	41,796
Brightsphere Investment Group, Inc.	1,866	39,093
Donnelley Financial Solutions, Inc.(a)	1,460	66,474

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Piper Sandler Cos.	855	$ 110,517
StoneX Group, Inc.(a)	1,017	84,492
Virtus Investment Partners, Inc.	396	78,198
WisdomTree, Inc.	5,485	37,627
		508,037
Chemicals — 3.0%
AdvanSix, Inc.	1,591	55,653
American Vanguard Corp.	1,596	28,520
Balchem Corp.	1,860	250,746
FutureFuel Corp.	1,489	13,178
Hawkins, Inc.	1,094	52,173
HB Fuller Co.	3,106	222,110
Innospec, Inc.	1,440	144,634
Koppers Holdings, Inc.	1,201	40,954
Livent Corp.(a)	10,389	284,970
Minerals Technologies, Inc.	1,878	108,342
Quaker Chemical Corp.	791	154,166
Stepan Co.	1,230	117,539
Trinseo PLC	2,028	25,695
		1,498,680
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	3,816	162,752
Brady Corp., Class A, NVS	2,662	126,631
Deluxe Corp.	2,507	43,822
Enviri Corp.(a)	4,602	45,422
GEO Group, Inc.(a)	7,273	52,075
Healthcare Services Group, Inc.	4,282	63,930
HNI Corp.	2,697	76,001
Interface, Inc., Class A	3,347	29,420
Liquidity Services, Inc.(a)	1,345	22,193
Matthews International Corp., Class A	1,758	74,926
MillerKnoll, Inc.	4,363	64,485
OPENLANE, Inc.(a)	6,301	95,901
Pitney Bowes, Inc.	1,838	6,507
UniFirst Corp.	874	135,479
Viad Corp.(a)	1,201	32,283
		1,031,827
Communications Equipment — 1.8%
ADTRAN Holdings, Inc.	4,130	43,489
Clearfield, Inc.(a)	730	34,566
Digi International, Inc.(a)	2,083	82,049
Extreme Networks, Inc.(a)	7,445	193,942
Harmonic, Inc.(a)	6,427	103,925
NETGEAR, Inc.(a)	1,677	23,746
NetScout Systems, Inc.(a)	3,890	120,396
Viasat, Inc.(a)	4,407	181,833
Viavi Solutions, Inc.(a)	12,837	145,443
		929,389
Construction & Engineering — 1.9%
Arcosa, Inc.	2,801	212,232
Comfort Systems U.S.A., Inc.	2,068	339,565
Dycom Industries, Inc.(a)	1,698	192,978
Granite Construction, Inc.	2,532	100,723
MYR Group, Inc.(a)	964	133,360
		978,858
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	646	20,278
Encore Capital Group, Inc.(a)	1,356	65,929
Enova International, Inc.(a)	1,801	95,669
Green Dot Corp., Class A(a)	875	16,397
Security	Shares	Value
Consumer Finance (continued)
PRA Group, Inc.(a)	2,260	$ 51,641
PROG Holdings, Inc.(a)	2,697	86,628
World Acceptance Corp.(a)	194	25,998
		362,540
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	1,817	83,854
Chefs’ Warehouse, Inc.(a)	2,041	72,986
PriceSmart, Inc.	1,449	107,313
SpartanNash Co.	2,027	45,628
United Natural Foods, Inc.(a)	3,452	67,487
		377,268
Containers & Packaging — 0.5%
Myers Industries, Inc.	2,120	41,191
O-I Glass, Inc.(a)	8,960	191,117
		232,308
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)	2,517	86,434
Frontdoor, Inc.(a)	4,717	150,472
Perdoceo Education Corp.(a)	3,893	47,767
Strategic Education, Inc.	1,292	87,649
Stride, Inc.(a)	2,359	87,826
		460,148
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	4,188	77,813
American Assets Trust, Inc.	3,013	57,849
Armada Hoffler Properties, Inc.	3,920	45,786
Essential Properties Realty Trust, Inc.	8,589	202,185
Global Net Lease, Inc.	5,993	61,608
		445,241
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	617	22,582
Cogent Communications Holdings, Inc.	2,482	167,014
Consolidated Communications Holdings, Inc.(a)	4,302	16,477
Lumen Technologies, Inc.	53,321	120,505
		326,578
Electrical Equipment — 0.4%
Encore Wire Corp.	1,037	192,809
Powell Industries, Inc.	527	31,931
		224,740
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.	2,167	241,512
Arlo Technologies, Inc.(a)	5,299	57,812
Badger Meter, Inc.	1,695	250,114
Benchmark Electronics, Inc.	2,056	53,107
CTS Corp.	1,821	77,629
ePlus, Inc.(a)	1,554	87,490
Fabrinet(a)	2,098	272,488
Insight Enterprises, Inc.(a)	1,671	244,534
Itron, Inc.(a)	2,628	189,479
Knowles Corp.(a)	5,274	95,249
Methode Electronics, Inc.	2,077	69,621
OSI Systems, Inc.(a)	898	105,811
PC Connection, Inc.	651	29,360
Plexus Corp.(a)	1,601	157,282
Rogers Corp.(a)	1,074	173,913
Sanmina Corp.(a)	3,376	203,472
ScanSource, Inc.(a)	1,438	42,507
TTM Technologies, Inc.(a)	5,920	82,288
		2,433,668

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 1.8%
Archrock, Inc.	7,825	$ 80,206
Bristow Group, Inc.(a)	1,358	39,015
Core Laboratories, Inc.	2,693	62,612
Dril-Quip, Inc.(a)	1,972	45,888
Helix Energy Solutions Group, Inc.(a)	8,217	60,641
Helmerich & Payne, Inc.	5,920	209,864
Nabors Industries Ltd.(a)	523	48,655
NexTier Oilfield Solutions, Inc.(a)	8,702	77,796
Oil States International, Inc.(a)	3,708	27,699
Patterson-UTI Energy, Inc.	12,016	143,832
ProPetro Holding Corp.(a)	5,586	46,029
RPC, Inc.	4,788	34,234
U.S. Silica Holdings, Inc.(a)	4,446	53,930
		930,401
Entertainment — 0.3%
Cinemark Holdings, Inc.(a)	6,244	103,026
Marcus Corp.	1,419	21,044
		124,070
Financial Services — 1.3%
EVERTEC, Inc.	3,768	138,776
Mr. Cooper Group, Inc.(a)(b)	3,936	199,319
NMI Holdings, Inc., Class A(a)	4,806	124,091
Payoneer Global, Inc.(a)	10,983	52,828
Walker & Dunlop, Inc.	1,790	141,571
		656,585
Food Products — 2.1%
B&G Foods, Inc.	4,168	58,018
Calavo Growers, Inc.	1,023	29,687
Cal-Maine Foods, Inc.	2,194	98,730
Fresh Del Monte Produce, Inc.	1,772	45,558
Hain Celestial Group, Inc.(a)	5,162	64,577
Hostess Brands, Inc., Class A(a)	7,666	194,103
J & J Snack Foods Corp.	867	137,298
John B Sanfilippo & Son, Inc.	517	60,629
Seneca Foods Corp., Class A(a)	307	10,033
Simply Good Foods Co.(a)	4,881	178,596
Tootsie Roll Industries, Inc.	1,038	36,756
TreeHouse Foods, Inc.(a)	2,925	147,361
		1,061,346
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,031	122,689
Northwest Natural Holding Co.	2,076	89,372
		212,061
Ground Transportation — 0.5%
ArcBest Corp.	1,383	136,640
Heartland Express, Inc.	2,690	44,143
Marten Transport Ltd.	3,329	71,574
		252,357
Health Care Equipment & Supplies — 2.8%
AngioDynamics, Inc.(a)	2,264	23,614
Artivion, Inc.(a)	2,358	40,534
Avanos Medical, Inc.(a)	2,693	68,833
CONMED Corp.	1,765	239,846
Glaukos Corp.(a)	2,782	198,106
Integer Holdings Corp.(a)(b)	1,920	170,131
LeMaitre Vascular, Inc.	1,126	75,757
Merit Medical Systems, Inc.(a)	3,324	278,020
NuVasive, Inc.(a)	3,026	125,852
OraSure Technologies, Inc.(a)	4,228	21,182
Orthofix Medical, Inc.(a)	2,003	36,174
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.(a)	3,730	$ 91,534
Varex Imaging Corp.(a)	2,331	54,942
Zynex, Inc.(a)	1,226	11,757
		1,436,282
Health Care Providers & Services — 3.4%
AdaptHealth Corp.(a)	4,413	53,706
Addus HomeCare Corp.(a)	935	86,675
Agiliti, Inc.(a)	1,940	32,010
AMN Healthcare Services, Inc.(a)	2,288	249,667
Apollo Medical Holdings, Inc.(a)(b)	2,340	73,944
Community Health Systems, Inc.(a)	7,338	32,287
CorVel Corp.(a)	525	101,588
Cross Country Healthcare, Inc.(a)	1,970	55,318
Ensign Group, Inc.	3,236	308,909
Fulgent Genetics, Inc.(a)	1,149	42,547
ModivCare, Inc.(a)	735	33,229
NeoGenomics, Inc.(a)	7,362	118,307
Owens & Minor, Inc.(a)	4,398	83,738
Pediatrix Medical Group, Inc.(a)	4,764	67,696
RadNet, Inc.(a)	3,323	108,396
Select Medical Holdings Corp.	6,031	192,148
U.S. Physical Therapy, Inc.	854	103,667
		1,743,832
Health Care REITs — 0.5%
CareTrust REIT, Inc.	5,740	113,996
Community Healthcare Trust, Inc.	1,411	46,591
LTC Properties, Inc.	2,403	79,347
Universal Health Realty Income Trust	732	34,829
		274,763
Health Care Technology — 0.7%
Certara, Inc.(a)	6,088	110,862
Computer Programs & Systems, Inc.(a)	819	20,221
HealthStream, Inc.	1,398	34,335
NextGen Healthcare, Inc.(a)	3,085	50,039
Simulations Plus, Inc.	911	39,474
Veradigm, Inc.(a)	6,347	79,972
		334,903
Hotel & Resort REITs — 0.9%
Chatham Lodging Trust	2,819	26,386
DiamondRock Hospitality Co.	12,105	96,961
Service Properties Trust	9,547	82,964
Summit Hotel Properties, Inc.	6,202	40,375
Sunstone Hotel Investors, Inc.	11,951	120,944
Xenia Hotels & Resorts, Inc.	5,543	68,234
		435,864
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.(a)	1,359	43,216
Bloomin’ Brands, Inc.	5,038	135,472
Brinker International, Inc.(a)	2,556	93,550
Cheesecake Factory, Inc.	2,756	95,302
Chuy’s Holdings, Inc.(a)	1,046	42,698
Cracker Barrel Old Country Store, Inc.	1,278	119,084
Dave & Buster’s Entertainment, Inc.(a)	2,312	103,023
Dine Brands Global, Inc.	904	52,459
El Pollo Loco Holdings, Inc.	1,102	9,665
Golden Entertainment, Inc.(a)	1,281	53,546
Jack in the Box, Inc.	1,189	115,963
Monarch Casino & Resort, Inc.	774	54,528
Sabre Corp.(a)	19,162	61,127

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	2,166	$ 168,341
Six Flags Entertainment Corp.(a)	4,276	111,090
		1,259,064
Household Durables — 3.5%
Cavco Industries, Inc.(a)	468	138,060
Century Communities, Inc.	1,645	126,040
Ethan Allen Interiors, Inc.	1,316	37,216
Green Brick Partners, Inc.(a)	1,549	87,983
Installed Building Products, Inc.	1,347	188,795
iRobot Corp.(a)	1,583	71,631
La-Z-Boy, Inc.	2,490	71,314
LGI Homes, Inc.(a)	1,195	161,194
M/I Homes, Inc.(a)	1,611	140,463
MDC Holdings, Inc.	3,375	157,849
Meritage Homes Corp.	2,125	302,324
Sonos, Inc.(a)	7,404	120,907
Tri Pointe Homes, Inc.(a)	5,776	189,799
		1,793,575
Household Products — 0.5%
Central Garden & Pet Co.(a)	556	21,556
Central Garden & Pet Co., Class A, NVS(a)	2,381	86,811
WD-40 Co.	786	148,279
		256,646
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	1,618	118,130
LXP Industrial Trust	16,883	164,609
		282,739
Insurance — 2.2%
Ambac Financial Group, Inc.(a)	2,615	37,238
American Equity Investment Life Holding Co.	3,644	189,889
AMERISAFE, Inc.	1,105	58,919
Assured Guaranty Ltd.	3,422	190,948
Employers Holdings, Inc.	1,151	43,059
Genworth Financial, Inc., Class A(a)	13,683	68,415
HCI Group, Inc.	393	24,280
Horace Mann Educators Corp.	2,029	60,180
James River Group Holdings Ltd.	1,590	29,033
Mercury General Corp.	1,534	46,434
Palomar Holdings, Inc.(a)	1,434	83,229
ProAssurance Corp.	2,026	30,572
Safety Insurance Group, Inc.	728	52,212
SiriusPoint Ltd.(a)	4,950	44,698
Stewart Information Services Corp.	1,401	57,637
Trupanion, Inc.(a)	2,047	40,285
United Fire Group, Inc.	1,163	26,354
Universal Insurance Holdings, Inc.	1,582	24,410
		1,107,792
Interactive Media & Services — 0.6%
Cars.com, Inc.(a)	3,606	71,471
QuinStreet, Inc.(a)	2,935	25,916
Shutterstock, Inc.	1,394	67,846
Yelp, Inc.(a)	3,972	144,621
		309,854
IT Services — 0.3%
Perficient, Inc.(a)	2,017	168,077
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	2,006	44,332
Cytek Biosciences, Inc.(a)	4,618	39,438
Mesa Laboratories, Inc.	290	37,265
Security	Shares	Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	$ —
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		121,035
Machinery — 5.6%
3D Systems Corp.(a)	7,569	75,160
Alamo Group, Inc.	597	109,794
Albany International Corp., Class A	1,799	167,811
Astec Industries, Inc.	1,310	59,526
Barnes Group, Inc.	2,921	123,237
CIRCOR International, Inc.(a)	1,177	66,442
Enerpac Tool Group Corp.	3,300	89,100
EnPro Industries, Inc.	1,206	161,037
ESCO Technologies, Inc.	1,491	154,512
Federal Signal Corp.	3,521	225,450
Franklin Electric Co., Inc.	2,244	230,908
Greenbrier Cos., Inc.	1,843	79,433
Hillenbrand, Inc.	4,024	206,351
John Bean Technologies Corp.	1,841	223,313
Kennametal, Inc.	4,633	131,531
Lindsay Corp.	639	76,258
Proto Labs, Inc.(a)	1,512	52,860
SPX Technologies, Inc.(a)	2,627	223,216
Standex International Corp.	688	97,331
Tennant Co.	1,068	86,626
Titan International, Inc.(a)	2,951	33,877
Trinity Industries, Inc.	4,682	120,374
Wabash National Corp.	2,759	70,741
		2,864,888
Marine Transportation — 0.3%
Matson, Inc.	2,075	161,290
Media — 0.4%
AMC Networks, Inc., Class A(a)(b)	1,645	19,658
EW Scripps Co., Class A, NVS(a)	3,384	30,963
Scholastic Corp., NVS	1,685	65,530
TechTarget, Inc.(a)	1,490	46,384
Thryv Holdings, Inc.(a)	1,789	44,009
		206,544
Metals & Mining — 2.2%
Arconic Corp.(a)	5,801	171,594
ATI, Inc.(a)	7,431	328,673
Carpenter Technology Corp.	2,802	157,276
Century Aluminum Co.(a)	2,984	26,020
Compass Minerals International, Inc.	1,971	67,014
Haynes International, Inc.	734	37,302
Kaiser Aluminum Corp.	922	66,052
Materion Corp.	1,189	135,784
Olympic Steel, Inc.	552	27,048
SunCoke Energy, Inc.	4,832	38,028
TimkenSteel Corp.(a)	2,254	48,619
		1,103,410
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	7,504	84,945
ARMOUR Residential REIT, Inc.	11,282	60,133
Ellington Financial, Inc.	3,682	50,812
Franklin BSP Realty Trust, Inc.	4,749	67,246
Invesco Mortgage Capital, Inc.	2,404	27,574
KKR Real Estate Finance Trust, Inc.	3,348	40,745
New York Mortgage Trust, Inc.	5,261	52,189
PennyMac Mortgage Investment Trust	5,090	68,613
Ready Capital Corp.	9,313	105,051

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	6,580	$ 41,915
Two Harbors Investment Corp.	5,615	77,936
		677,159
Multi-Utilities — 0.4%
Avista Corp.	3,832	150,483
Unitil Corp.	928	47,059
		197,542
Office REITs — 0.8%
Brandywine Realty Trust	9,890	45,988
Easterly Government Properties, Inc.	5,390	78,155
Hudson Pacific Properties, Inc.	6,889	29,072
JBG SMITH Properties	5,595	84,149
Office Properties Income Trust	2,803	21,583
Orion Office REIT, Inc.	3,270	21,615
SL Green Realty Corp.	3,450	103,672
		384,234
Oil, Gas & Consumable Fuels — 0.7%
CVR Energy, Inc.	1,682	50,393
Dorian LPG Ltd.	1,839	47,170
Green Plains, Inc.(a)	2,434	78,472
Par Pacific Holdings, Inc.(a)	3,241	86,243
REX American Resources Corp.(a)	882	30,702
World Kinect Corp.	3,586	74,159
		367,139
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	977	30,600
Mercer International, Inc.	2,339	18,876
Sylvamo Corp.	1,843	74,549
		124,025
Passenger Airlines — 0.6%
Allegiant Travel Co.(a)	904	114,157
Hawaiian Holdings, Inc.(a)	2,976	32,051
SkyWest, Inc.(a)	2,576	104,895
Sun Country Airlines Holdings, Inc.(a)	2,110	47,433
		298,536
Personal Care Products — 1.6%
Edgewell Personal Care Co.	2,953	121,988
elf Beauty, Inc.(a)	2,927	334,351
Inter Parfums, Inc.	1,035	139,963
Medifast, Inc.	629	57,969
Nu Skin Enterprises, Inc., Class A	2,879	95,583
USANA Health Sciences, Inc.(a)	645	40,661
		790,515
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)	2,173	124,882
ANI Pharmaceuticals, Inc.(a)	804	43,279
Collegium Pharmaceutical, Inc.(a)	2,005	43,088
Corcept Therapeutics, Inc.(a)	5,217	116,078
Harmony Biosciences Holdings, Inc.(a)	1,731	60,914
Innoviva, Inc.(a)	3,401	43,295
Ligand Pharmaceuticals, Inc.(a)	948	68,351
Pacira BioSciences, Inc.(a)	2,655	106,386
Phibro Animal Health Corp., Class A	1,169	16,015
Prestige Consumer Healthcare, Inc.(a)	2,868	170,445
Supernus Pharmaceuticals, Inc.(a)	3,143	94,479
		887,212
Professional Services — 1.3%
CSG Systems International, Inc.	1,753	92,453
Forrester Research, Inc.(a)	655	19,054
Security	Shares	Value
Professional Services (continued)
Heidrick & Struggles International, Inc.	1,156	$ 30,599
Kelly Services, Inc., Class A, NVS	1,890	33,283
Korn Ferry	3,024	149,809
NV5 Global, Inc.(a)	730	80,862
Resources Connection, Inc.	1,844	28,969
TrueBlue, Inc.(a)	1,791	31,719
TTEC Holdings, Inc.	1,092	36,953
Verra Mobility Corp., Class A(a)	8,070	159,141
		662,842
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)(b)	6,370	42,552
Cushman & Wakefield PLC(a)	7,286	59,599
Kennedy-Wilson Holdings, Inc.	6,838	111,665
Marcus & Millichap, Inc.	1,398	44,051
REX Holdings, Inc., Class A	1,046	20,146
St. Joe Co.	1,953	94,408
		372,421
Residential REITs — 0.5%
Centerspace	864	53,015
Elme Communities	5,063	83,236
NexPoint Residential Trust, Inc.	1,317	59,897
Veris Residential, Inc.(a)	4,603	73,878
		270,026
Retail REITs — 1.5%
Acadia Realty Trust	4,700	67,633
Getty Realty Corp.	2,600	87,932
Retail Opportunity Investments Corp.	7,273	98,258
RPT Realty	5,001	52,261
Saul Centers, Inc.	746	27,475
SITE Centers Corp.	10,505	138,876
Tanger Factory Outlet Centers, Inc.	6,069	133,943
Urban Edge Properties	6,784	104,677
Urstadt Biddle Properties, Inc., Class A	1,672	35,547
Whitestone REIT	2,680	25,996
		772,598
Semiconductors & Semiconductor Equipment — 5.1%
Alpha & Omega Semiconductor Ltd.(a)	1,284	42,115
Axcelis Technologies, Inc.(a)	1,890	346,494
CEVA, Inc.(a)	1,352	34,544
Cohu, Inc.(a)	2,744	114,041
Diodes, Inc.(a)	2,644	244,544
FormFactor, Inc.(a)	4,453	152,382
Ichor Holdings Ltd.(a)	1,677	62,887
Kulicke & Soffa Industries, Inc.	3,266	194,164
MaxLinear, Inc.(a)	4,245	133,972
Onto Innovation, Inc.(a)	2,829	329,494
PDF Solutions, Inc.(a)	1,727	77,888
Photronics, Inc.(a)	3,605	92,973
Rambus, Inc.(a)	6,291	403,693
Semtech Corp.(a)	3,690	93,947
SMART Global Holdings, Inc.(a)	2,832	82,156
Ultra Clean Holdings, Inc.(a)	2,579	99,188
Veeco Instruments, Inc.(a)(b)	2,983	76,603
		2,581,085
Software — 3.3%
8x8, Inc.(a)	6,524	27,596
A10 Networks, Inc.	3,713	54,173
Adeia, Inc.	6,137	67,568
Agilysys, Inc.(a)	1,150	78,936
Alarm.com Holdings, Inc.(a)	2,876	148,632

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cerence, Inc.(a)(b)	2,326	$ 67,989
Consensus Cloud Solutions, Inc.(a)	1,010	31,310
Digital Turbine, Inc.(a)(b)	5,210	48,349
DoubleVerify Holdings, Inc.(a)	5,099	198,453
Ebix, Inc.	1,356	34,171
InterDigital, Inc.	1,543	148,977
LiveRamp Holdings, Inc.(a)	3,735	106,671
N-able, Inc.(a)	3,887	56,012
OneSpan, Inc.(a)	2,052	30,452
Progress Software Corp.	2,499	145,192
SPS Commerce, Inc.(a)	2,109	405,054
Xperi, Inc.(a)	2,454	32,270
		1,681,805
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	5,039	127,991
Outfront Media, Inc.	8,473	133,195
Uniti Group, Inc.	13,768	63,608
		324,794
Specialty Retail — 4.3%
Aaron’s Co., Inc.	1,785	25,240
Abercrombie & Fitch Co., Class A(a)	2,889	108,858
American Eagle Outfitters, Inc.	10,590	124,962
America’s Car-Mart, Inc.(a)	335	33,426
Asbury Automotive Group, Inc.(a)	1,243	298,842
Boot Barn Holdings, Inc.(a)(b)	1,727	146,260
Buckle, Inc.	1,717	59,408
Caleres, Inc.	2,094	50,109
Chico’s FAS, Inc.(a)	7,068	37,814
Designer Brands, Inc., Class A	3,026	30,563
Group 1 Automotive, Inc.	818	211,126
Guess?, Inc.	1,728	33,610
Haverty Furniture Cos., Inc.	770	23,269
Hibbett, Inc.	735	26,673
Leslie’s, Inc.(a)(b)	8,593	80,688
MarineMax, Inc.(a)	1,260	43,042
Monro, Inc.	1,824	74,109
National Vision Holdings, Inc.(a)	4,505	109,426
ODP Corp.(a)	1,961	91,814
Sally Beauty Holdings, Inc.(a)	6,207	76,656
Shoe Carnival, Inc.	979	22,987
Signet Jewelers Ltd.	2,604	169,937
Sleep Number Corp.(a)	1,280	34,918
Sonic Automotive, Inc., Class A	919	43,809
Upbound Group, Inc.	2,905	90,433
Urban Outfitters, Inc.(a)	3,473	115,061
		2,163,040
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)	1,925	49,087
Corsair Gaming, Inc.(a)	2,355	41,778
		90,865
Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.(a)	2,369	45,651
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.	20,171	$ 91,576
Kontoor Brands, Inc.	2,880	121,248
Movado Group, Inc.	901	24,174
Oxford Industries, Inc.	857	84,346
Steven Madden Ltd.	4,123	134,781
Wolverine World Wide, Inc.	4,584	67,339
		569,115
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	2,231	323,116
Boise Cascade Co.	2,285	206,450
DXP Enterprises, Inc.(a)	842	30,657
GMS, Inc.(a)	2,391	165,457
NOW, Inc.(a)	6,173	63,952
Veritiv Corp.	782	98,227
		887,859
Water Utilities — 1.1%
American States Water Co.	2,135	185,745
California Water Service Group	3,240	167,281
Middlesex Water Co.	1,027	82,838
SJW Group	1,602	112,316
		548,180
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(a)	3,783	64,349
Shenandoah Telecommunications Co.	2,900	56,347
Telephone & Data Systems, Inc.	5,703	46,936
		167,632
Total Long-Term Investments — 96.7% (Cost: $49,913,651)		49,159,961
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	961,858	962,050
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	1,692,501	1,692,501
Total Short-Term Securities — 5.2% (Cost: $2,654,335)		2,654,551
Total Investments — 101.9% (Cost: $52,567,986)		51,814,512
Liabilities in Excess of Other Assets — (1.9)%		(964,674)
Net Assets — 100.0%		$ 50,849,838
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 718,829	$ 243,317 (a)	$ —	$ (20)	$ (76)	$ 962,050	961,858	$ 869(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,812,611	—	(120,110) (a)	—	—	1,692,501	1,692,501	14,993	—
				$ (20)	$ (76)	$ 2,654,551		$ 15,862	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	11	09/15/23	$ 105	$ 150
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26–07/20/23	$ 349,299	$ (13,632)(c)	$ 335,375	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/28–07/20/23	870,223	(32,993)(e)	838,420	0.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24–07/20/23	411,853	(14,563)(g)	397,614	0.8
					$ (61,188)	$ 1,571,409
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $292 of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,190) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(324) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Banc of California, Inc.	140	$ 1,621	0.5%
Bancorp, Inc.	480	15,672	4.7
BankUnited, Inc.	1,117	24,071	7.2
Brookline Bancorp, Inc.	576	5,034	1.5
Capitol Federal Financial, Inc.	322	1,987	0.6
Central Pacific Financial Corp.	11	173	0.1
City Holding Co.	57	5,129	1.5
Community Bank System, Inc.	23	1,078	0.3
CVB Financial Corp.	512	6,799	2.0
Eagle Bancorp, Inc.	82	1,735	0.5
First BanCorp/Puerto Rico	2,015	24,623	7.3
First Financial Bancorp	475	9,709	2.9
Hanmi Financial Corp.	410	6,121	1.8
Heritage Financial Corp.	409	6,614	2.0
Hope Bancorp, Inc.	547	4,606	1.4
Independent Bank Corp.	263	11,706	3.5
NBT Bancorp, Inc.	343	10,925	3.3
Northwest Bancshares, Inc.	728	7,717	2.3
OFG Bancorp	143	3,730	1.1
Pacific Premier Bancorp, Inc.	367	7,590	2.3
Pathward Financial, Inc.	108	5,007	1.5
Preferred Bank	384	21,116	6.3
Provident Financial Services, Inc.	226	3,693	1.1
Renasant Corp.	195	5,095	1.5
S&T Bancorp, Inc.	134	3,644	1.1
Simmons First National Corp., Class A	2,360	40,710	12.1
Southside Bancshares, Inc.	80	2,093	0.6
TrustCo Bank Corp.	85	2,432	0.7
Trustmark Corp.	276	5,829	1.7
United Community Banks, Inc.	179	4,473	1.3
Westamerica BanCorp	4	153	0.1
WSFS Financial Corp.	47	1,773	0.5
		252,658
Commercial Services & Supplies
Pitney Bowes, Inc.	1,110	3,929	1.2
Consumer Finance
Bread Financial Holdings, Inc.	612	19,211	5.7
Hotel & Resort REITs
Pebblebrook Hotel Trust	493	6,872	2.1
Insurance
Employers Holdings, Inc.	134	5,013	1.5
Genworth Financial, Inc., Class A	2,072	10,360	3.1
Horace Mann Educators Corp.	329	9,758	2.9
ProAssurance Corp.	575	8,677	2.6
Safety Insurance Group, Inc.	25	1,793	0.5
Stewart Information Services Corp.	168	6,911	2.1
		42,512
	Shares	Value	% of Basket Value
Office REITs
Hudson Pacific Properties, Inc.	514	$ 2,169	0.6%
SL Green Realty Corp.	267	8,024	2.4
		10,193
Net Value of Reference Entity — Goldman Sachs Bank USA		$ 335,375
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	4,330	$ 112,364	13.4%
Banc of California, Inc.	352	4,076	0.5
Bancorp, Inc.	293	9,566	1.1
Banner Corp.	50	2,184	0.3
Berkshire Hills Bancorp, Inc.	865	17,932	2.1
Capitol Federal Financial, Inc.	828	5,109	0.6
City Holding Co.	60	5,399	0.6
Community Bank System, Inc.	163	7,641	0.9
Customers Bancorp, Inc.	285	8,624	1.0
Eagle Bancorp, Inc.	89	1,883	0.2
First BanCorp/Puerto Rico	614	7,503	0.9
First Bancorp/Southern Pines NC	37	1,101	0.1
First Commonwealth Financial Corp.	223	2,821	0.3
Hope Bancorp, Inc.	255	2,147	0.3
Independent Bank Corp.	405	18,027	2.2
Lakeland Financial Corp.	107	5,192	0.6
NBT Bancorp, Inc.	172	5,478	0.7
Northfield Bancorp, Inc.	580	6,368	0.8
Northwest Bancshares, Inc.	94	996	0.1
OFG Bancorp	235	6,129	0.7
Pacific Premier Bancorp, Inc.	121	2,502	0.3
Pathward Financial, Inc.	60	2,782	0.3
Preferred Bank	47	2,585	0.3
Provident Financial Services, Inc.	303	4,951	0.6
Renasant Corp.	352	9,198	1.1
S&T Bancorp, Inc.	157	4,269	0.5
Seacoast Banking Corp. of Florida	520	11,492	1.4
Simmons First National Corp., Class A	1,397	24,098	2.9
Southside Bancshares, Inc.	1	26	0.0
Triumph Financial, Inc.	50	3,036	0.4
TrustCo Bank Corp.	98	2,804	0.3
Trustmark Corp.	377	7,962	0.9
United Community Banks, Inc.	3	75	0.0
Veritex Holdings, Inc.	140	2,510	0.3
Washington Federal, Inc.	3,535	93,748	11.2
Westamerica BanCorp	168	6,434	0.8
WSFS Financial Corp.	190	7,167	0.9
		416,179

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Commercial Services & Supplies
Pitney Bowes, Inc.	6,483	$ 22,950	2.7%
Consumer Finance
Green Dot Corp., Class A	124	2,324	0.3
Financial Services
Radian Group, Inc.	9,028	228,228	27.2
Hotel & Resort REITs
Pebblebrook Hotel Trust	6,615	92,213	11.0
Xenia Hotels & Resorts, Inc.	36	443	0.1
		92,656
Insurance
Employers Holdings, Inc.	267	9,988	1.2
Genworth Financial, Inc., Class A	3,111	15,555	1.9
James River Group Holdings Ltd.	582	10,627	1.3
ProAssurance Corp.	518	7,817	0.9
Safety Insurance Group, Inc.	105	7,531	0.9
Stewart Information Services Corp.	4	164	0.0
		51,682
Multi-Utilities
Avista Corp.	169	6,637	0.8
Oil, Gas & Consumable Fuels
Green Plains, Inc.	551	17,764	2.1
Net Value of Reference Entity — HSBC Bank PLC		$ 838,420
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp	260	$ 8,895	2.2%
Banner Corp.	137	5,983	1.5
Central Pacific Financial Corp.	1,008	15,836	4.0
	Shares	Value	% of Basket Value
Banks (continued)
Community Bank System, Inc.	215	$ 10,079	2.5%
Eagle Bancorp, Inc.	242	5,121	1.3
First BanCorp/Puerto Rico	1,377	16,827	4.2
First Bancorp/Southern Pines NC	161	4,790	1.2
First Commonwealth Financial Corp.	645	8,159	2.0
Independent Bank Corp.	695	30,934	7.8
National Bank Holdings Corp., Class A	254	7,376	1.9
Pacific Premier Bancorp, Inc.	384	7,941	2.0
Pathward Financial, Inc.	262	12,146	3.1
Preferred Bank	225	12,373	3.1
Southside Bancshares, Inc.	319	8,345	2.1
Triumph Financial, Inc.	104	6,315	1.6
United Community Banks, Inc.	456	11,395	2.9
Veritex Holdings, Inc.	383	6,867	1.7
Washington Federal, Inc.	264	7,001	1.8
WSFS Financial Corp.	572	21,576	5.4
		207,959
Capital Markets
WisdomTree, Inc.	1,065	7,306	1.8
Consumer Finance
Bread Financial Holdings, Inc.	1,636	51,354	12.9
Green Dot Corp., Class A	1,675	31,390	7.9
		82,744
Financial Services
Payoneer Global, Inc.	855	4,113	1.0
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc.	743	9,146	2.3
Insurance
Genworth Financial, Inc., Class A	8,730	43,650	11.0
United Fire Group, Inc.	90	2,039	0.5
		45,689
Multi-Utilities
Avista Corp.	373	14,648	3.7
Oil, Gas & Consumable Fuels
Green Plains, Inc.	451	14,540	3.7
Retail REITs
Acadia Realty Trust	797	11,469	2.9
Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 397,614

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 49,159,961	$ —	$ —	$ 49,159,961
Short-Term Securities
Money Market Funds	2,654,551	—	—	2,654,551
	$ 51,814,512	$ —	$ —	$ 51,814,512
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 150	$ —	$ —	$ 150
Liabilities
Equity Contracts	—	(61,188)	—	(61,188)
	$ 150	$ (61,188)	$ —	$ (61,038)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust